INCOME TAXES (Details) (USD $)	Dec. 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 10,556,401
2025 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	97,000
2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	224,000
2027 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,874,000
2028 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,340,000
2029 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	504,000
2030 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,017,212
2031 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,810,261
2032 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 1,689,928